Basis of preparation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of preparation
2	Basis of preparation

2.1	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The relevant information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These consolidated financial statements were authorized for issue by the Board of Directors on February 22, 2018.

Certain amounts of the comparative balances, in the statements of profit or loss, statements of cash flows and in the notes 9, 11, 12, 13, 17, 18, 20, 22, 23 and 31, were reclassified to improve the level of details of disclosures in the financial statements. These reclassifications had inconsequential impacts on the Company´s financial statements.

2.2	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Reais. However, the functional currency of Cosan Limited is the U.S. Dollar (U.S.$). The Brazilian Real is the functional currency of Cosan S.A., Cosan Logística, its subsidiaries and joint ventures, located in Brazil, as it is the currency of the primary economic environment in which they operate, generate and expend cash. The main functional currency for the subsidiaries located outside Brazil is U.S. Dollar or the Pound Sterling (GBP).

2.3	Use of judgments and estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses at the end of the reporting period. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively. Information about critical judgments, assumptions and estimation uncertainties in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Notes 15 and 16 – Property, plant and equipment and intangible assets

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives and property, plant and equipment. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The key assumptions used to determine the recoverable amount of the different cash generating units to which goodwill is allocated are explained in note 16.

The subsidiary Comgás has an agreement for the public concession of gas distribution service which the Conceding Authority controls what services must be rendered and what prices will be applied, as well as included significant interest in the infrastructure at the end of the concession. This concession agreement represents the right to charge customers for the supply of gas during the effective period of the agreement. Therefore, the Company recognizes this right as intangible assets.

Thus, the infrastructure construction necessary for gas distribution is considered a service to the Grantor and the related revenue is recognized at fair value. Financing costs directly related to construction are also capitalized.

The Company does not recognize a margin on the infrastructure construction.

Subject to approval of the Granting Authority, the Company may request only once the extension of the distribution services for another 20 years. When the concession is terminated, the assets linked to the rendering of gas distribution services will be returned to the Granting Authority, and the Company will be entitled to receive an indemnity to be determined based on assessments and evaluations to be calculated at the time. Currently the figures for compensation are not predetermined or determinable, which is why the Company did not apply the bifurcated model for the accounting of financial assets.

The amortization of intangible assets reflects the pattern expected for the utilization of the future economic benefits by the Company, which corresponds to the useful lives of the assets comprising the infrastructure consonant to the São Paulo State Sanitation and Energy Regulatory Agency (“ARSESP”) provisions, as disclosed in note 16.

The amortization of the intangible assets is discontinued when the related asset is fully used or written off, and no longer is included in the calculation basis of the tariff for the rendering of the concession services, whichever occurs first.

The subsidiary Rumo has a concession rights generated in the business combination of ALL, which was fully allocated to Rumo Malha Norte concession and amortized on the straight-line method based on estimated useful lives of intangible assets, from the date on which these are available for use.

•	Note 18 – Operating lease commitments

The Company contracted commercial leases of locomotives and wagons. The classification of the lease as operational or financial is determined based on an evaluation of the terms and conditions of the contracts. The Company identified the cases in which it assumes substantially all the risks and benefits of ownership of the said assets, recording such cases as a financial lease.

•	Note 23 – Income taxes and social contribution

A deferred tax asset is recognized for loss carryforwards to the extent that it is probable that future taxable income will be generated to realize such losses. Significant judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and the level of future taxable income together with future tax planning strategies.

•	Other non-current assets

The subsidiary Comgás has natural gas supply contracts with specific characteristics, such as minimum withdrawal obligations by the Comgás (take or pay for commodity and ship or pay for transportation), that is, if Comgás consumes below contractual obligations, it must make payment of the differences between the volume consumed and the minimum contracted volumes, and may compensate them (through consumption) over the period of validity of the respective contract, provided that consumption exceeds the contracted minimum quantity. In addition, the supplier allows in contractual clause that there is recovery of the volume eventually accumulated for the term of 365 days after the termination of the contracts.

Therefore, it is currently forecast to recover all the cumulative volume since, during the recovery period provided for in the agreement, there will be no new accumulation related to the minimum commitments contracted for this period. Given the recoverable nature of this inventory, the amounts paid and not used were recognized in assets under “Paid and unused transportation.”

•	Note 32 – Fair value of derivatives and other financial instruments

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in these variables could affect the reported fair value of financial instruments.

•	Note 33 – Post-employment benefits

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

•	Note 34 – Share-based payments

The Company measures employees’ share-based compensation cost by referencing the fair value of the shares at the grant date. The estimation of fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the plan. This estimate also requires determining the most appropriate inputs to the valuation model including the assumption of the expected life of the stock option or stock grant, volatility and dividend yield. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 34.

•	Note 24 – Provisions for legal proceedings

Provisions for legal proceedings are recognized as other expenses when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated.

The assessment of probability loss includes the available evidence, hierarchy of laws, jurisprudence, the most recent court decisions and relevance in the legal system, as well as the opinion of outside counsel. Provisions are reviewed and adjusted according to circumstances, such as limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

Provisions for legal proceedings resulting from business combinations are estimated at fair value.

•	Note 14—Investment in joint ventures

The Company has a 50% interest in a joint agreement. The joint venture agreements require unanimous consent from all parties for all relevant activities.

The two partners have direct rights to the assets of the partnership and are jointly and severally liable for the liabilities incurred by the partnership. This entity is therefore classified as a joint ventures and the Company recognizes its interest in the joint ventures using the equity method as described in Note 14.

Measurement of fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of the accounting practices adopted in Brazil and the international standards IFRS, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Company uses observable market data when available. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

2.4	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statement of financial position:

•	financial instruments at fair value through profit or loss;

•	derivative financial instruments at fair value through profit or loss;

•	loans measured at fair value through profit or loss;

•	available-for-sale financial assets are measured at fair value;

•	contingent consideration assumed in a business combination;

•	employee’s defined benefit obligations are presented at the present value of the actuarial obligation net of the fair value of plan assets (Note 33).